Financial Instruments with Off-Balance-Sheet Risk (Table)	12 Months Ended
Dec. 31, 2023
Financial Instruments with Off-Balance-Sheet Risk
Financial Instruments with Off-Balance-Sheet Risk
	Contract or Notional Amount
	2023	2022

Unused portions of home equity lines of credit	$37,922,748	$37,621,050
Residential and commercial construction lines of credit	42,437,837	21,388,121
Commercial real estate commitments	26,616,600	63,719,882
Commercial and industrial commitments	62,607,413	64,482,470
Other commitments to extend credit	49,931,055	45,724,309
Standby letters of credit and commercial letters of credit	1,683,050	5,343,050
Recourse on sale of credit card portfolio	192,500	310,805
MPF credit enhancement obligation, net (See Note 18)	241,799	267,408